Document and Entity Information	Dec. 21, 2023
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001538210
Document Type	8-K
Document Period End Date	Dec. 21, 2023
Entity Registrant Name	NEXIMMUNE, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40045
Entity Tax Identification Number	45-2518457
Entity Address, Address Line One	9119 Gaither Road
Entity Address, City or Town	Gaithersburg
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20877
City Area Code	(301)
Local Phone Number	825-9810
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	NEXI
Entity Emerging Growth Company	true
Entity Ex Transition Period	false